SHARE CAPITAL AND RESERVES	12 Months Ended
Jan. 31, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL AND RESERVES

18. SHARE CAPITAL AND RESERVES

Share capital consists of one class of fully paid common shares, with no par value. The Company is authorized to issue an unlimited number of common shares. All shares are equally eligible to receive dividends and repayment of capital and represent one vote at the Company's shareholders' meetings.

The following table reflects the continuity of share capital for the years ended January 31, 2021 and 2020:

	Number of Shares	Amount
Balance, January 31, 2019	58,505,255	$52,923,983
Shares issued - acquisition of Phantom Farms (i)	2,670,000	2,507,138
Shares issued - conversion of promissory note (ii)	977,479	660,647
Shares issued - warrant exercises (iii)	915,545	1,018,748
Shares issued - option exercises (iv)	80,000	77,980
Shares issued - acquisition of Swell (v)	8,281,905	4,927,178
Shares issued - acquisition of EFF building (vi)	3,983,886	4,136,646
Shares issued - partial settlement of EFF share payment note (vii)	368,688	368,688
Shares issued - private placement (viii)	5,589,493	4,895,379
Shares issued - conversion of debentures (ix)	8,016,388	4,539,991
Share issue costs	-	(28,110)
Balance, January 31, 2020	89,388,639	76,028,268
Shares issued - acquisition of Phantom Farms (x)	7,132,042	2,582,903
Shares issued - Megawood (xi)	95,849	38,415
Shares issued - option exercises (xii)	200,000	197,708
Shares issued - conversion of debentures (xiii)	19,764,694	12,939,401
Shares issued - Swell commitment (xiv)	456,862	429,582
Shares issued - EFF commitment (xv)	19,774	21,371
Balance, January 31, 2021	117,057,860	$92,237,648

(i) On February 4, 2019, the Company issued 2,670,000 shares as consideration for the purchase of Phantom Farms (Note 3).

(ii) On February 7, 2019, the Company issued 977,479 shares to a vendor of EFF upon conversion of a portion of the convertible promissory note payable.

(iii) During the year ended January 31, 2020, the Company issued 915,545 shares upon the exercise of warrants.

(iv) During the year ended January 31, 2020, the Company issued 80,000 shares upon the exercise of stock options.

(v) On May 24 and December 27, 2019, the Company issued 1,266,667 shares and 7,015,238 shares, respectively, as consideration for the purchase of Swell Companies (Note 4).

(vi) On May 10, 2019, the Company issued 3,983,886 shares as consideration for the purchase of the building and land that EFF was previously leasing.

(vii) On June 12, 2019, the Company issued 368,688 shares to a vendor of EFF for a partial payment of the Company's commitment to issue shares.

(viii) On May 28, 2019, the Company completed a non-brokered private placement financing of 5,589,493 shares at C$1.38, for total gross proceeds of $5,847,135 (C$7,713,500). Each unit is comprised of one common share of the Company and one half of one common share purchase warrant. Each warrant is exercisable for one additional common share of the Company at an exercise price of C$1.83 per warrant for a period of one year.

(ix) During the year ended January 31, 2020 the Company issued 8,016,388 shares upon the conversion of debentures.

(x) On February 19, 2020, the Company amended the terms of the purchase of Phantom Farms, including SDP.  The amended terms of the purchase agreement regarding the real estate assets of SDP group resulted in the Company electing to purchase the real estate of the Phantom Farms outdoor grow (two parcels), and SDP receiving 7,132,042 shares of C21 with a fair value of $2,582,903.

(xi) On February 21, 2020, the Company repaid the convertible promissory note with a cash payment of $130,000 and the issuance of 95,849 common shares with a fair value of $38,415 (Note 14).

(xii) On October 15, 2020, the Company issued 200,000 shares upon the exercise of stock options.

(xiii) During the year ended January 31, 2021 the Company issued 19,764,694 shares upon the conversion of debentures.

(xiv) On November 23, 2020, the Company issued 456,862 common shares to Swell as part of the purchase agreement dated May 23, 2019 as final settlement of the Company's commitment to issue shares.

(xv) On December 30, 2020, the Company issued 19,774 common shares to the vendors of EFF for a partial settlement of the Company's commitment to issue shares.

Commitment to issue shares

The Company issued a promissory note payable to deliver 2,142,000 shares to the vendors of EFF in the amount of $1,905,635, without interest, any time after October 15, 2018. As at January 31, 2021 shares issued pursuant to this commitment total 1,349,046 shares.

The Company committed to issue 7,015,238 shares valued at 3,796,815 to the vendors of Swell companies at December 27, 2019. These shares were issued during the year ended January 31, 2020.

The Company committed to issue 456,852 shares valued at $424,688 to the vendors of Swell Companies on November 24, 2020. These shares were issued on November 23, 2020.

Warrants

The following summarizes the Company's warrant activity:

Warrants outstanding
	Warrants outstanding	Weighted average exercise price - C$ -	Weighted average remaining life (years)
Balance January 31, 2019	5,154,045	2.05	0.86
Issued - Phantom Farms (Note 3)	1,700,000	1.50
Issued - Swell Companies (Note 4)	1,200,000	1.50
Issued - Private Placement (xvii)	2,794,746	1.83
Exercised	(915,045)	1.06
Expired	(4,239,000)	2.27
Balance, January 31, 2020	5,694,746	1.66	0.74
Issued	6,200,000	1.00
Balance, January 31, 2021	11,894,746	1.32	1.96

As at January 31, 2021, the following warrants were outstanding and exercisable:

Expiry Date	Exercise Price - C$ -	Number of Warrants
February 4, 2021	1.50	1,700,000
May 28, 2021	1.83	2,794,746
December 31, 2023	1.00	1,922,000
January 30, 2024	1.00	4,278,000
May 24, 2024	1.50	1,200,000
		11,894,746

On May 28, 2020, the Company extended the expiry date of the C$1.83 warrants due to expire on May 29, 2020 to expire on May 29, 2021, all other terms remain the same.

On November 19, 2020, the Company announced that it had secured an equity commitment from three investment managers and Mr. Newman (the "Investors"), to guarantee the repayment of the 10% Convertible Debentures which remain outstanding at maturity, which is December 31, 2020 and January 30, 2021. Funds advanced by the Investors will be in exchange for common shares to be issued at a price equal to the existing debenture conversion terms of C$0.80 per common share. At November 19, 2020, $6,225,018 (C$8,212,000) was outstanding under these debentures which are convertible at maturity into common shares of the Company at a price of C$0.80 per common share.

In consideration of the equity commitment, the Company issued an aggregate of 1,941,084 warrants with respect to the debentures maturing December 31, 2020, and 4,258,916 warrants with respect to the debentures maturing January 30, 2021. In total 6,200,000 warrants were issued. Each warrant will be exercisable for one common share for three years at an exercise price of C$1.00. These warrants are subject to the statutory four month and one day hold period. Value at grant date determined with the following assumptions: life of 3 years, volatility of 80%, risk free rate of return 0.18% to 0.25%, dividend yield of 0%, and forfeiture rate of 0%. The Company recorded interest expense of $2,116,192 (C$2,764,382) with respect to the warrants issued (2020 - $nil).

Stock options

The Company is authorized to grant options to executive officers and directors, employees and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The exercise price of each option equals the market price of the Company's shares as calculated on the date of grant. The options can be granted for a maximum term of 10 years. Vesting is determined by the Board of Directors.

The Company adopted a Restricted Stock Unit plan (the "Plan") on July 17, 2018 but has not issued any units under the Plan. The Plan allows for up to 750,000 total units to be issued, adjustable upon approval by the compensation committee, but not to exceed 10% of common shares outstanding.

On January 28, 2021, the Company issued 150,000 stock options. Each stock option entitles the holder to purchase one common share of the Company at $1.50 per common share. The options vest over a two-year period and expire on January 28, 2024. Value at grant date determined with the following assumptions: life of 3 years, volatility of 80%, risk free rate of 0.19%, dividend yield of 0% and forfeiture rate of 0%.

On August 17, 2020, the Company issued 3,905,000 stock options. Each stock option entitles the holder to purchase one common share of the Company at $0.70 per common share. The options vest over a two-year period and expire on August 17, 2023. Value at grant date determined with the following assumptions: life of 3 years, volatility of 80%, risk free rate of return 0.29%, dividend yield of 0%, and forfeiture rate of 0%.

On January 24, 2020, the Company granted incentive stock options to purchase an aggregate of 100,000 common shares at an exercise prices of C$0.80 vesting over a 1-year period, expiring at close of business January 24, 2023. Value at grant date determined with the following assumptions: life of 3 years, volatility of 100%, risk free rate of return 1.46%, dividend yield of 0%, and forfeiture rate of 0%.

During the year ended January 31, 2021, 200,000 (2020 - 80,000) options were exercised for proceeds of $98,950 (C$130,000) (2020 - $39,028).

Details of the Company's stock option activity are as follows:

Options outstanding and exercisable
	Options outstanding and exercisable	Weighted average exercise price - C$ -	Weighted average remaining life (years)
Balance January 31, 2019	2,520,000	2.41	2.30
Granted	1,830,000	1.14
Exercised	(80,000)	0.65
Expired/Cancelled	(1,015,000)	2.28
Balance, January 31, 2020	3,255,000	1.78	2.18
Granted	4,055,000	0.73
Exercised	(200,000)	0.65
Expired/Cancelled	(145,000)	0.71
Balance January 31, 2021	6,965,000	1.22	2.05

As at January 31, 2021, the following stock options were outstanding and exercisable:

Expiry Date	Exercise Price - C$ -	January 31, 2021 Outstanding	January 31, 2021 Exercisable
June 25, 2021	2.80	1,350,000	1,350,000
February 5, 2022	1.11	460,000	460,000
October 9, 2022	1.38	500,000	500,000
January 24, 2023	0.80	100,000	100,000
August 17, 2023	0.70	3,905,000	1,301,667
January 28, 2024	1.50	150,000	50,000
October 9, 2024	1.00	500,000	500,000
		6,965,000	4,261,667

During the year ended January 31, 2021, the Company recorded a share-based compensation expense of $494,435 (2020 - $492,631). The fair value of stock options was calculated using the Black-Scholes Option Pricing Model using the following weighted average assumptions:

	2021	2020
Risk-free rate	0.19%	0.29%
Expected life of options	3 years	3 years
Annualized volatility	80%	80%
Dividend rate	0%	0%